Note 9 - Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Preferred Stock [Text Block]

9.         Stockholders’ Equity

Preferred Stock – On June 7, 2021, we repurchased the remaining 100 shares of our Series B Convertible Preferred Stock for a total price of $1,000. As of September 30, 2021, there are no shares of our preferred stock outstanding.

Public Offering – On February 11, 2021, we closed an underwritten public offering of 1,644,000 shares of our common stock, including 204,000 shares sold pursuant to the full exercise of the underwriter’s option to purchase additional shares, at a price to the public of $6.25 per share. Net proceeds after deducting underwriting discounts and commissions and other offering expenses were approximately $9.4 million. Additionally, we issued to the underwriter, as a portion of the underwriting compensation, warrants to purchase 72,000 shares of our common stock at an exercise price of $6.875 per share.

Stock Options – We have a stock-based incentive plan (the “2020 Plan”) pursuant to which our Board of Directors may grant stock options and other stock-based awards to our employees, directors and consultants. A total of 1,500,000 shares of our common stock are reserved for issuance pursuant to the 2020 Plan. During the nine months ended September 30, 2021, there were no stock option transactions related to the 2020 Plan. As of September 30, 2021, there were 602,000 stock options outstanding, with a weighted-average exercise price of $2.79 per share and a weighted-average remaining term of 9.2 years.

Stock Purchase Warrants – During January and February 2021, 188,688 stock purchase warrants were exercised on a cashless basis, resulting in the issuance of 145,866 shares of our common stock, and 690,034 stock purchase warrants were exercised for cash, resulting in the issuance of 690,034 shares of our common stock for net proceeds to us of $3,174,156.

During August 2021, 27,004 stock purchase warrants were exercised on a cashless basis, resulting in the issuance of 3,839 shares of our common stock, and 50,000 stock purchase warrants were exercised for cash, resulting in the issuance of 50,000 shares of our common stock for net proceeds to us of $230,000.

On September 28, 2021, in connection with our entering into an Assignment and License Agreement with PNP Therapeutics, Inc. (PNP) we issued a five-year stock purchase warrant to PNP for 100,000 shares of our common stock at an exercise price of $13.00 per share.

As of September 30, 2021, there are 2,816,631 stock purchase warrants outstanding, with a weighted-average exercise price of $5.35 per share and a weighted-average remaining term of 3.9 years.

Other Common Stock Transactions – During the nine months ended September 30, 2021, we issued 13,707 shares of our common stock pursuant to consulting agreements.

8.         Stockholders’ Equity

Convertible Preferred Stock

We are authorized to issue up to 10,000,000 shares of our Preferred Stock, $.01 par value, which may be issued in one or more series. The table below presents our issued and outstanding series of preferred stock as of December 31, 2020 and 2019. Each series of our outstanding preferred stock has a stated value of $1,000 per share. Further details concerning each series of preferred stock, and the changes in each series during the years ended December 31, 2020 and 2019 are discussed in the sections that follow the table.

	December 31, 2020		December 31, 2019
		Carrying		Carrying
	Shares	Value	Shares	Value
Series B Convertible Preferred Stock	100	$76,095	100	$76,095
Series H Convertible Preferred Stock	-	-	1,686	1,156,338
Series I Convertible Preferred Stock	-	-	700	700,000
Total	100	$76,095	2,486	$1,932,433

Series B Convertible Preferred Stock – Our Series B Convertible Preferred Stock, $1,000 stated value (“Series B Preferred Stock”), has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series B Preferred Stock has no voting rights and is not entitled to a dividend. As of December 31, 2020, there were 100 shares of Series B Preferred Stock outstanding, convertible at any time at the option of the holder into shares of common stock at a fixed conversion price of $7,000,000 per common share.

Series C Convertible Preferred Stock – Our Series C Convertible Preferred Stock, $1,000 stated value (“Series C Preferred Stock”), has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series C Preferred Stock has no voting rights and is not entitled to a dividend. During 2019, 587 shares of our Series C Preferred Stock were converted into 2 shares of our common stock and the remaining 1,563 shares of Series C Preferred Stock were exchanged for Series F Preferred Stock. As of December 31, 2020, there were no shares of Series C Preferred Stock outstanding.

Series E Convertible Preferred Stock – Our Series E Convertible Preferred Stock, $1,000 stated value, (“Series E Preferred Stock”) has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series E Preferred Stock has no voting rights and is not entitled to a dividend. During 2019, all outstanding shares of Series E Preferred Stock (1,200 shares) were exchanged for Series F Preferred Stock. As of December 31, 2020, there were no shares of Series E Preferred Stock outstanding.

Series F Preferred Stock – In February 2019, we entered into Exchange Agreements with holders of our Series C and Series E Preferred Stock, pursuant to which the holders exchanged all shares of Series C and Series E Preferred Stock held by them for an aggregate of 2,763 shares of Series F Convertible Preferred Stock (“Series F Preferred Stock”). Our Series F Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series F Preferred Stock has no voting rights and is not entitled to a dividend. During 2019, 507 shares of Series F Preferred Stock were converted into 9 shares of our common stock and all remaining outstanding shares of Series F Preferred Stock (2,256 shares) were exchanged for Series H Preferred Stock. As of December 31, 2020, there were no shares of Series F Preferred Stock outstanding.

Series G Preferred Stock – In February 2019, we entered into a Securities Purchase Agreement with the purchasers identified therein (the “Purchasers”) providing for sale to the Purchasers of an aggregate of up to 1,000 shares of our Series G Convertible Preferred Stock (“Series G Preferred Stock”) and related warrants for gross proceeds of up to $1.0 million, which was funded at three different closings. Our Series G Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series G Preferred Stock has no voting rights and is not entitled to a dividend. At the first closing, which occurred in February 2019, we issued 500 shares of Series G Preferred Stock in exchange for the payment by the Purchasers of $250,000 in the aggregate, plus the cancellation of Term Notes held by the Purchasers in the amount of $250,000. At the second and third closings, which occurred in April and June 2019, we issued an aggregate of 500 additional shares of Series G Preferred Stock in exchange for the payment by the Purchasers of a total of $500,000. During July 2019, all outstanding shares of Series G Preferred Stock (1,000 shares) were exchanged for Series H Preferred Stock. As of December 31, 2020, there were no shares of Series G Preferred Stock outstanding.

Series H Preferred Stock – In July 2019, we entered into Exchange Agreements with holders of our Series F and Series G Preferred Stock, pursuant to which the holders exchanged all shares of Series F and Series G Preferred Stock held by them for an aggregate of 3,256 shares of Series H Convertible Preferred Stock (“Series H Preferred Stock”). Our Series H Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series H Preferred Stock has no voting rights and is not entitled to a dividend. During 2019, 1,570 shares of Series H Preferred Stock were converted into 14,808 shares of our common stock. During 2020, 1,686 shares of our Series H Convertible Preferred Stock were converted into 469,697 shares of our common stock. As of December 31, 2020, there were no shares of Series H Preferred Stock outstanding.

Series I Preferred Stock – In July 2019, we entered into a Securities Purchase Agreement with the purchasers identified therein (the “Purchasers”) providing for sale to the Purchasers of an aggregate of 700 shares of our Series I Convertible Preferred Stock (“Series I Preferred Stock”) for gross proceeds of $700,000. Our Series I Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series I Preferred Stock has no voting rights and is not entitled to a dividend. During 2020, 700 shares of our Series I Convertible Preferred Stock were converted into 204,371 shares of our common stock. As of December 31, 2020, there were no shares of Series I Preferred Stock outstanding.

Series J Preferred Stock – In January 2020, we entered into a Securities Purchase Agreement with the purchasers identified therein (the “Purchasers”) providing for sale to the Purchasers of an aggregate of 300 shares of our Series J Convertible Preferred Stock (“Series J Preferred Stock”) for gross proceeds of $300,000. Our Series J Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series J Preferred Stock has no voting rights and is not entitled to a dividend. During 2020, 300 shares of Series J Preferred Stock were converted into 42,723 shares of our common stock. As of December 31, 2020, there were no shares of Series J Preferred Stock outstanding

Common Stock

Reverse Stock Splits – On April 30, 2019, we effected a 1-for-500 reverse stock split of our common stock, on January 21, 2020, we effected a 1-for-2000 reverse split of our common stock and on September 25, 2020, we effected a 1-for-20 reverse split of our common stock.

Conversions of Preferred Stock – During 2020 and 2019 we issued an aggregate of 716,790 and 14,819 shares of our common stock, respectively, pursuant to the conversion of several series of our convertible preferred stock as discussed above.

Public Offering – On September 24, 2020, we entered into an Underwriting Agreement (the “Underwriting Agreement”) with Maxim Group LLC, as representative of the underwriters (the “Representative”), for an underwritten public offering (the “Offering”) of an aggregate of 2,560,000 units of our equity securities (the “Units”). The Offering closed on September 29, 2020, with gross proceeds to us of approximately $12.8 million; net proceeds after deducting underwriting discounts and commissions and other offering expenses were approximately $11.2 million.

Of the 2,560,000 Units sold in the Offering: (a) 2,310,000 Units consist of one share of our common stock, and a Warrant to purchase one share of common stock (each, a “Unit Warrant”); and (b) 250,000 Units consisting of a Pre-Funded Warrant to purchase one share of common stock and a Unit Warrant. The Pre-Funded Warrants provided the holder the right to purchase one share of common stock at an exercise price of $0.01 per share and were exercised in full during October 2020. The Unit Warrants provide the holder the right to purchase one share of common stock, are immediately exercisable at an exercise price of $5.00 per share and expire five years after the issuance date. The public offering price was $5.00 per Unit ($4.99 for each Unit including a Pre-Funded Warrant).

Pursuant to the Underwriting Agreement, we issued to the Representative, as a portion of the underwriting compensation, warrants to purchase up to a total of 128,000 shares of common stock (the “Representative Warrants”). The Representative Warrants have an exercise price of $5.50 per share, are initially exercisable 180 days after the effective date of the Offering and have a term of three years from their initial exercise date.

Conversion of Deferred Compensation to Equity – From 2016 through August 2020, to help conserve the Company’s cash resources, our executive officers and non-employee directors agreed to defer receipt of all or a portion (at varying levels) of their respective cash compensation. On September 29, 2020, upon our consummation of the Offering, $1,500,000 of the accumulated deferrals were converted at the $5.00 offering price, resulting in the issuance of 300,001 units substantially similar to the units sold in the public offering, with each unit consisting of one share of our common stock and one warrant substantially similar to a Unit Warrant (a “Management Warrant”).

Conversion of Convertible Debentures to Equity – As discussed in Note 6, upon our consummation of the Offering, we issued an aggregate of 177,626 shares of our common stock, 126,042 Pre-Funded Warrants and 303,668 Conversion Warrants upon the mandatory conversion of $1,214,667 of Convertible Debentures and accrued interest.

Other Common Stock Transactions – During 2020 and 2019 we issued 26,581 and 162 shares, respectively, of our common stock pursuant to consulting agreements. During 2020, certain warrants were exercised using the “cashless” exercise feature of the warrants, resulting in the issuance of an aggregate of 36,902 shares of our common stock.

Stock Options

We have a stock-based incentive plan (the “2020 Plan”) pursuant to which our Board of Directors may grant stock options to our employees. A total of 1,000,000 shares of our common stock are reserved for issuance pursuant to the 2020 Plan. The exercise price for any option granted may not be less than fair value (110% of fair value for ISO’s granted to certain employees). Options have a maximum ten-year term and generally vest over three years.

We use the Black-Scholes model for determining the grant date fair value of our stock option grants. This model utilizes certain information, such as the interest rate on a risk-free security with a term generally equivalent to the expected life of the option being valued and requires certain other assumptions, such as the expected amount of time an option will be outstanding until it is exercised or expired, to calculate the fair value of stock options granted. The significant assumptions we used in our fair value calculations were as follows:

	2020	2019
Weighted average risk-free interest rates	0.69%	N/A
Expected dividend yield	0.0%	N/A
Expected life of option (years)	7.0	N/A
Expected volatility	38.16%	N/A

A summary of stock option activity under the 2020 Plan as of December 31, 2020, and changes during the year then ended is presented below.

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2019	-	$-
Granted	602,000	2.79
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2020	602,000	$2.79	9.9	$355,180
Exercisable at December 31, 2020	-0-	$-	-	$-

The weighted-average grant date fair value of options granted during 2020 was $1.12. No stock options were granted during 2019. Total employee and director stock-based compensation expense recognized in the consolidated statement of operations for the years ended December 31, 2020 and 2019 was $18,730 and $104,420, respectively. As of December 31, 2020, there is $655,510 of unrecognized compensation expense related to employee and director stock-based compensation arrangements that will be recognized over a weighted-average period of 2.9 years.

Stock Purchase Warrants

Summary of Warrants Outstanding – The table below presents summary information about our warrants outstanding as of December 31, 2020. Additional information concerning the warrants follows the table.

Warrant Description	Number of Shares	Exercise Price	Expiration
Series I Warrants	62,626	$5.00	Oct-Dec 2024
June 2020 Warrants	120,000	5.00	Jun 2025
Pre-Funded Warrants	126,042	0.01	Perpetual
Unit, Conversion and Management Warrants	3,163,669	5.00	Sep 2025
Representative Warrants	128,000	5.50	Mar 2024
Total Warrants Outstanding at December 31, 2020	3,600,337

Weighted-Average Exercise Price	$4.84
Weighted-Average Remaining Life (excluding Pre-Funded Warrants) (years)	4.7

Series I Warrants – During July 2020, Series I Warrants were exercised using the “cashless” exercise feature of the warrants, resulting in the issuance of 29,755 shares of our common stock. As of December 31, 2020, there were 62,626 Series I Warrants outstanding, with an exercise price of $5.00 per share, reflective of anti-dilution adjustments resulting from the Offering.

June 2020 Warrants – As discussed in Note 6, on June 26, 2020, in connection with the issuance of the Convertible Debentures, we issued warrants to purchase 120,000 shares of common stock, with a five-year term and an exercise price of $10.00. As a result of the Offering, on September 29, 2020 the exercise price was reduced to $5.00.

Warrants Issued Upon Conversion of Convertible Debentures – As discussed in Note 6, on September 29, 2020, upon the conversion of the Convertible Debentures into our equity securities, we issued 126,042 Pre-Funded Warrants and 303,668 Conversion Warrants to purchase our common stock.

Warrants Issued Upon Conversion of Deferred Compensation – As discussed above under “Common Stock – Conversion of Deferred Compensation to Equity”, on September 29, 2020, upon the conversion of amounts owed to current and former executive officers and directors, we issued Management Warrants to purchase 300,001 shares of common stock.

Warrants Issued in Connection with Public Offering – As discussed above under “Common Stock – Public Offering”, on September 29, 2020, in connection with the Offering, we issued Unit Warrants to purchase 2,560,000 shares of common stock, Pre-Funded Warrants to purchase 250,000 shares of common stock (fully exercised in October 2020), and Representative Warrants to purchase 128,000 shares of common stock.

Additional Stock-Based Compensation Expense

In addition to stock-based compensation expense related to the 2020 Plan (see Stock Options above), during the years ended December 31, 2020 and 2019, we recognized $45,733 and $223,080, respectively, of expense related to the issuance of our common stock pursuant to consulting and investment banking agreements. As of December 31, 2020, there is $48,667 recorded as a prepaid expense for one of these arrangements, which will be recognized as expense during 2021 over the term of the related agreement.